Post-Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position

The post-retirement benefit obligations recognized in the consolidated statement of financial position are as follows:

	2017	2016
	RMB million	RMB million
Post-retirement benefit obligations	2,670	3,063
Less: current portion	(168)	(173)

Long-term portion	2,502	2,890

Summary of Principal Actuarial Assumptions Utilized

The principal actuarial assumptions utilized as at the end of the reporting period are as follows:

	2017	2016
Discount rates for post-retirement benefits	4.10%	3.50%
Mortality rate	China Insurance	China Insurance
	Life Mortality	Life Mortality
	Table (2010-2013). CL5 for	Table (2010-2013). CL5 for
	Male and CL6 for Female	Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

		Increase/ (decrease) in		Increase/ (decrease) in
		post-retirement		post-retirement
	Increase	benefit	Decrease	benefit
	in rate	obligations	in rate	obligations
	%	RMB million	%	RMB million
2017
Discount rate for post-retirement benefits	0.25	(73)	0.25	77
Annual increase rate of pension benefits	1.00	283	1.00	(240)
Annual increase rate of medical expenses	1.00	40	1.00	(33)
2016
Discount rate for post-retirement benefits	0.25	(95)	0.25	100
Annual increase rate of pension benefits	1.00	325	1.00	(275)
Annual increase rate of medical expenses	1.00	46	1.00	(38)

Summary of Expected Contributions of Post-retirement Benefit Obligations

Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2017	2016
	RMB million	RMB million
Within the next 12 months	168	173
Between 2 and 5 years	679	706
Between 5 and 10 years	851	894
Over 10 years	3,049	3,342

Total expected payments	4,747	5,115

Summary of Movements in Post-retirement Benefit Obligations

The movements in the post-retirement benefit obligations were as follows:

2017
	Pension cost charged to profit or loss				Remeasurement (gains)/losses in other comprehensive income
	1 January 2017 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	Transferred out due to disposal of a subsidiary RMB million	31 December 2017 RMB million
Defined benefit obligations/ benefit liability	3,063	—	98	98	(220)	—	96	(124)	(200)	(167)	2,670

2016
	Pension cost charged to profit or loss				Remeasurement (gains)/losses in other comprehensive income
	1 January 2016 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	31 December 2016 RMB million
Defined benefit obligations/ benefit liability	2,750	—	88	88	(80)	373	117	410	(185)	3,063